Changes in accounting policies 2019 - Impact of IFRS 16 (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Noncurrent assets [abstract]
Property, plant and equipment	$ 71,984	$ 70,901	$ 65,262	$ 67,498
Prepayments and financial receivables	1,149	1,073	1,033	1,328
Total non-current assets	95,609	93,728	86,452	88,918
Current assets [abstract]
Trade and other receivables	7,622	8,680	8,998	9,566
Current Assets	28,368	28,586	26,056	25,460
Total assets	123,977	122,313	112,508	114,378
Noncurrent liabilities [abstract]
Non-current finance debt	26,262	26,398	23,264	23,852
Provisions	17,900	17,131	15,952	16,500
Total non-current liabilities	59,147	57,941	52,914	53,752
Current liabilities [abstract]
Trade, other payables and provisions	9,108	9,172	8,369	9,883
Current finance debt	4,231	3,401	2,463	2,611
Total current liabilities	19,799	19,255	16,605	19,583
Total liabilities	$ 78,946	$ 77,196	69,518	$ 73,335
IFRS 16 [member]
Noncurrent assets [abstract]
Property, plant and equipment			69,254
Prepayments and financial receivables			1,085
Current assets [abstract]
Trade and other receivables			9,043
Noncurrent liabilities [abstract]
Non-current finance debt			26,423
Provisions			15,847
Current liabilities [abstract]
Trade, other payables and provisions			8,335
Current finance debt			3,532
IFRS 16 [member] | Adjustments
Noncurrent assets [abstract]
Property, plant and equipment			3,992
Prepayments and financial receivables			52
Total non-current assets			4,044
Current assets [abstract]
Trade and other receivables			45
Current Assets			45
Total assets			4,089
Noncurrent liabilities [abstract]
Non-current finance debt			3,159
Provisions			(105)
Total non-current liabilities			3,054
Current liabilities [abstract]
Trade, other payables and provisions			(34)
Current finance debt			1,069
Total current liabilities			1,035
Total liabilities			$ 4,089